Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	000-56642
Entity Registrant Name	Angel Studios, Inc.
Entity Central Index Key	0001865200
Entity Tax Identification Number	46-5217451
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	295 W Center St.
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84601
City Area Code	760
Local Phone Number	933-8437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ANGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false